Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 6, 2025
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  CHANGE TO THE NAME OF THE GROWTH ALLOCATION FUND
Effective May 1, 2025, the Growth Allocation Fund will be renamed the Moderately Aggressive Allocation Fund.  Upon effectiveness, all references to the Growth Allocation Fund will be deleted and replaced with the Moderately Aggressive Allocation Fund.
II.  FEES AND EXPENSES CHANGES TO THE LOW-DURATION BOND FUND
Under the heading “Fees and Expenses” for the Low-Duration Bond Fund (“LDBF”), on page 74, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.30%	0.30%
Other expenses	0.06%	0.33%
Total annual Fund operating expenses	0.36%	0.63%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the LDBF, on page 74, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$37	$64
3 Years	$116	$202
5 Years	$202	$351
10 Years	$456	$786
VI.  FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund (“SCEF”), on page 156, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.87%	0.87%
Other expenses	0.07%	0.35%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.95%	1.23%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the SCEF, on page 156, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$97	$125
3 Years	$303	$390
5 Years	$525	$676
10 Years	$1,166	$1,489

LOW-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 6, 2025
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE LOW-DURATION BOND FUND
Under the heading “Fees and Expenses” for the Low-Duration Bond Fund (“LDBF”), on page 74, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.30%	0.30%
Other expenses	0.06%	0.33%
Total annual Fund operating expenses	0.36%	0.63%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the LDBF, on page 74, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$37	$64
3 Years	$116	$202
5 Years	$202	$351
10 Years	$456	$786

SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 6, 2025
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
VI.  FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund (“SCEF”), on page 156, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.87%	0.87%
Other expenses	0.07%	0.35%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.95%	1.23%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the SCEF, on page 156, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$97	$125
3 Years	$303	$390
5 Years	$525	$676
10 Years	$1,166	$1,489

Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 6, 2025
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  CHANGE TO THE NAME OF THE GROWTH ALLOCATION FUND
Effective May 1, 2025, the Growth Allocation Fund will be renamed the Moderately Aggressive Allocation Fund.  Upon effectiveness, all references to the Growth Allocation Fund will be deleted and replaced with the Moderately Aggressive Allocation Fund.